Initial Public offering - Additional Information (Detail) - USD ($)			1 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Mar. 31, 2020	Dec. 31, 2021	Oct. 14, 2021
Disclosure Of Initial Public Offer [Line Items]
Number of units issued			$ 299,700,000
Exercise price of warrants				$ 11.50
VPC IMPACT ACQUISITION HOLDINGS [Member]
Disclosure Of Initial Public Offer [Line Items]
Exercise price of warrants					$ 11.50
Public Warrants [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of securities called by each warrant or right	1
Exercise price of warrants	$ 11.50
IPO [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued		$ 20,000,000
Shares issued, price per share		$ 10.00
Over-Allotment Option [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued	$ 737,202
Shares issued, price per share	$ 10.00